UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: September 30, 2001.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   136 E. South Temple, #1620, Salt Lake City, UT  84111

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      David J. Wagstaff
Title:     Managing Member
Phone:     801-532-2777
Signature, Place, and Date of Signing:

           David J. Wagstaff     Salt Lake City, Utah     October 22, 2001



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       42
Form 13F Information Table Value Total:	      167,481,476.36



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN  AUTH

Comcast Corp.           A       200300200      10,197   284,290   Sole   None
Berkshire Hathaway      B       084670207      10,125     4,345   Sole   None
Costco                          22160Q102       9,868   277,494   Sole   None
Wells Fargo                     949746101       8,558   192,520   Sole   None
Johnson & Johnson               478160104       7,746   139,815   Sole   None
PepsiCo, Inc.                   713448108       7,579   156,261   Sole   None
Walgreen Company                931422109       7,553   219,363   Sole   None
Federal Home Loan               313400301       7,312   112,490   Sole   None
Pfizer, Inc                     717081103       6,898   172,009   Sole   None
Microsoft Corp.                 594918104       6,833   133,532   Sole   None
Phillips Petroleum              718507106       6,584   122,070   Sole   None
Tyco International              902124106       6,488   142,583   Sole   None
AT&T Liberty Media              001957208       5,230   411,800   Sole   None
Timberland Company              887100105       4,971   183,435   Sole   None
Viacom Inc.             B       925524308       4,971   144,085   Sole   None
Washington Mutual               939322103       4,524   117,574   Sole   None
Berkshire Hathaway      A       084670108       4,270        61   Sole   None
Health Mgmt Assoc               421933102       4,162   200,488   Sole   None
Merck & Company, Inc.           589331107       4,041    60,675   Sole   None
Watson Pharmaceut               942683103       4,035    73,750   Sole   None
Tricon Global Res               895953107       4,012   102,299   Sole   None
Sealed Air Corp                 81211K100       3,954   108,355   Sole   None
Mueller Industries              624756102       3,817   132,980   Sole   None
American Standard               029712106       3,481    63,293   Sole   None
United Technologies             913017109       3,441    73,990   Sole   None
Ace Ltd.                        004644100       3,421   118,485   Sole   None
Parker-Hannifin                 701094104       2,850    83,085   Sole   None
Cisco Systems                   17275R102       2,834   232,708   Sole   None
Waters Corporation              941848103       2,620    73,253   Sole   None
Sun Microsystems                866810104       1,915   231,501   Sole   None
Harley Davidson                 412822108       1,884    46,512   Sole   None
First American Corp             318522307         763    37,700   Sole   None
Skywest                         830879102         187    11,200   Sole   None
Interactive Data                45840J107         160    12,200   Sole   None
Maverick Tube Corp.             577914104         101    11,100   Sole   None
Conseco Inc.                    208464107          74    10,175   Sole   None
Finova Group Inc.               317928109          16    14,025   Sole   None
iEXALT                          451691109           4    61,117   Sole   None
Garden Burger                   365476100           4    10,000   Sole   None
Microbest, Inc.                 59500X108           2    13,506   Sole   None
Frontier Insurance              359081106           0    10,000   Sole   None
TPA America, Inc.               872605100           0    15,000   Sole   None


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